October 1, 2010

Supplement

SUPPLEMENT DATED OCTOBER 1, 2010 TO THE STATEMENT OF ADDITIONAL INFORMATION OF

Active Assets California Tax-Free Trust, dated October 30, 2009
Active Assets Government Securities Trust, dated October 30, 3009
Active Assets Institutional Government Securities Trust, dated October 30, 3009
Active Assets Institutional Money Trust, dated October 30, 2009
Active Assets Money Trust, dated October 30, 2009
Active Assets Tax-Free Trust, dated October 30, 2009
Morgan Stanley California Tax-Free Daily Income Trust, dated April 30, 2010
Morgan Stanley Liquid Asset Fund Inc., dated December 31, 2009
Morgan Stanley New York Municipal Money Market Trust, dated April 30, 2010
Morgan Stanley Tax-Free Daily Income Trust, dated April 30, 2010
Morgan Stanley U.S. Government Money Market Trust, dated June 1, 2010
(collectively, the "Funds")

Effective September 30, 2010, Kevin Klingert replaced Randy Takian as President and Principal Executive Officer of the Funds. The following information hereby replaces in its entirety the biographical information for Mr. Takian contained in each Fund's Statement of Additional Information:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Kevin Klingert (48) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer – Money Market and Liquidity Funds	Since September 2010	President and Principal Executive Officer (since September 2010) of the Money Market and Liquidity Funds; Head of Morgan Stanley Investment Management Liquidity business (since July 2010); Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser (since December 2007). Formerly, Global Head, Chief Operating Officer and Acting Chief Investment Officer of the Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (April 2008 – July 2010); Head of Global Liquidity Portfolio Management and co-head of Liquidity Credit Research of Morgan Stanley Investment Management (December 2007 – July 2010) and Vice President of the funds in the Fund Complex (June 2008 – July 2010). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 – January 2007).

*  This is the earliest date the Officer began serving the Retail Funds or Institutional Funds. Each Officer serves an indefinite term, until his or her successor is elected.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.